Document and Entity Information	Jul. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	PACE SELECT ADVISORS TRUST
Entity Central Index Key	0000930007
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 12, 2021
Document Effective Date	May 12, 2021
Prospectus Date	Nov. 27, 2020
Multi-Class Prospectus | PACE Large Co Value Equity Investments | CLASS A
Prospectus:
Trading Symbol	PCPAX
Multi-Class Prospectus | PACE Large Co Value Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PLVYX
Class P Prospectus | PACE Large Co Value Equity Investments | Class P
Prospectus:
Trading Symbol	PCLVX